Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' equity
Schedule of stockholders' equity

WISeKey International Holding Ltd	As at December 31, 2025		As at December 31, 2024
	Class A	Class B	Class A	Class B
Share Capital	Shares	Shares	Shares	Shares
Par value per share (in CHF)	0.01	0.10	0.01	0.10
Share capital (in USD)	16,007	439,712	16,007	359,485
Per Articles of association and Swiss capital categories
Conditional Share Capital - Total number of conditional shares(1)	400,000	2,080,317	400,000	1,210,590
Total number of fully paid-in shares	1,600,880	4,080,546	1,600,880	3,365,560
Per US GAAP
Total number of authorized shares	2,000,880	8,281,180	2,000,880	6,194,267
Total number of fully paid-in issued shares(1)	1,600,880	4,080,546	1,600,880	3,365,560
Total number of fully paid-in outstanding shares(1)	1,600,880	4,024,038	1,600,880	3,309,052
Par value per share (in CHF)	0.01	0.10	0.01	0.10
Share capital (in USD)	16,007	439,712	16,007	359,485
Total share capital (in USD)	455,719		375,492
Treasury Share Capital
Total number of fully paid-in shares held as treasury shares	—	56,508	—	56,508
Treasury share capital (in USD)	—	501,644	—	501,644
Total treasury share capital (in USD)	—	501,644	—	501,644

(1) Conversions of conditional capital that were not registered with the commercial register as of December 31, 2025 and 2024, respectively, are not deducted from the total number of conditional shares, i.e. the number shown is as if the issues had not taken place.